Income Taxes - Summary of Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Current:
Federal					$ 263	$ 512	$ (1,502)
State					408	(132)	1,140
Foreign					14,585	13,248	18,090
Current income taxes					15,256	13,628	17,728
Deferred:
Federal					152	(181)	(2,872)
State					322	(33)	(1,087)
Foreign					(8,173)	(27,729)	9,664
Deferred income taxes					(7,699)	(27,943)	5,705
Provision (benefit) for income taxes	$ 7,147	$ 7,155	$ 10,371	$ 12,405	$ 7,557	$ (14,315)	$ 23,433